Consolidated Statement of Financial Position - CAD ($) $ in Millions		Jul. 31, 2026	Apr. 30, 2026	Oct. 31, 2025
Assets
Cash and deposits with financial institutions	[1]	$ 62,455	$ 79,301	$ 65,967
Precious metals		5,908	10,200	5,156
Trading assets
Securities		154,667	149,705	140,844
Loans		6,450	6,537	8,487
Other		1,409	1,447	2,892
Total trading assets		162,526	157,689	152,223
Securities purchased under resale agreements and securities borrowed		273,638	253,177	203,008
Derivative financial instruments		50,531	46,709	46,531
Investment securities		152,681	149,806	149,948
Loans
Residential mortgages		366,643	368,495	370,191
Personal loans		108,016	108,355	110,567
Credit cards		16,365	16,040	18,045
Business and government		286,860	271,694	279,705
Total loans gross		777,884	764,584	778,508
Allowance for credit losses		7,329	7,150	7,463
Total loans net		770,555	757,434	771,045
Other
Customers' liability under acceptances, net of allowance		161	155	177
Property and equipment		5,564	5,314	4,881
Investments in associates		8,198	7,660	6,317
Goodwill and other intangible assets		16,012	15,970	16,169
Deferred tax assets		3,100	3,136	3,253
Other assets		36,938	34,970	35,367
Total other		69,973	67,205	66,164
Total assets		1,548,267	1,521,521	1,460,042
Deposits
Personal		298,070	295,240	301,718
Business and government		668,662	644,305	627,667
Financial institutions		39,283	41,944	36,894
Total deposits	[2]	1,006,015	981,489	966,279
Financial instruments designated at fair value through profit or loss		52,864	48,629	47,165
Other
Acceptances		162	157	178
Obligations related to securities sold short		39,971	38,064	38,104
Derivative financial instruments		58,344	56,854	56,031
Obligations related to securities sold under repurchase agreements and securities lent		226,261	238,663	189,144
Subordinated debentures		6,919	5,766	7,692
Other liabilities		67,109	63,317	66,862
Total other		398,766	402,821	358,011
Total liabilities		1,457,645	1,432,939	1,371,455
Equity
Common shares		21,899	22,002	22,067
Retained earnings		60,391	59,876	58,916
Accumulated other comprehensive income (loss)		(3,020)	(4,604)	(3,826)
Other reserves		(58)	(52)	(230)
Total common equity		79,212	77,222	76,927
Preferred shares and other equity instruments		9,939	9,939	9,939
Total equity attributable to equity holders of the Bank		89,151	87,161	86,866
Non-controlling interests in subsidiaries		1,471	1,421	1,721
Total equity		90,622	88,582	88,587
Total liabilities and equity		$ 1,548,267	$ 1,521,521	$ 1,460,042

[1]	Net of allowances of $3 (April 30, 2026 – $3; October 31, 2025 – $4).
[2]	Deposits denominated in U.S. dollars amount to $329,956 (April 30, 2026 – $317,453 ; October 31, 2025 – $297,065), deposits denominated in Chilean pesos amount to $21,091 (April 30, 2026 – $20,300; October 31, 2025 – $20,053), deposits denominated in Mexican pesos amount to $38,592 (April 30, 2026 – $36,731; October 31, 2025 – $35,941) and deposits denominated in other foreign currencies amount to $110,620 (April 30, 2026 – $109,608; October 31, 2025 – $117,530).